Stock Based Compensation - Summary of Company's Restricted Stock Activity (FY) (Details) - Restricted Stock - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Shares (000's)
Unvested at the beginning of the period (in shares)	86	80	51
Granted (in shares)		65	99
Vested (in shares)	(13)	(43)	(26)
Forfeited (in shares)		(16)	(44)
Unvested at the end of the period (in shares)	73	86	80
Weighted Average Grant Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 2.61	$ 5.27	$ 8.99
Granted (in dollars per share)		2.18	3.61
Vested (in dollars per share)	3.61	6.67	9.06
Forfeited (in dollars per share)		3.15	3.61
Unvested at the ending of the period (in dollars per share)	$ 2.43	$ 2.61	$ 5.27